FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	3,326	3,326	—	—
Derivative asset	67	—	67	—
Liabilities
Put option liabilities	11,884	—	—	11,884
Convertible notes	101,912	—	—	101,912
Exchangeable notes	454,316	—	—	454,316

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	8,411	8,411	—	—
Liabilities
Convertible notes	76,770	—	—	76,770
Exchangeable notes	427,112	—	—	427,112
Mandatorily redeemable noncontrolling interest	11,381	—	—	11,381